QUARTERLY RESULTS OF OPERATIONS (Tables)	12 Months Ended
Dec. 27, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following is a summary of the Company's quarterly results of operations for 2013 and 2012 (in thousands):

	For the fiscal year ended December 27, 2013
	Successor
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$380,753	$405,706	$421,541	$390,055
Gross profit	131,696	138,333	146,978	135,964
Net (loss) income	(1,480)	1,172	(7,206)	1,174

	For the periods from December 31, 2011 through September 7, 2012 (Predecessor) and September 8, 2012 through December 28, 2012 (Successor)
	Predecessor			Successor
			June 30, 2012 through September 7, 2012	September 8, 2012 through September 28, 2012
	First Quarter	Second Quarter			Fourth Quarter
Net sales	$313,582	$334,821	$269,349	$80,901	$323,692
Gross profit	115,611	121,053	97,055	30,300	117,944
Net income (loss)	7,465	9,021	(3,662)	(24,714)	(3,730)